Restricted Cash	12 Months Ended
Dec. 31, 2020
Restricted Cash And Cash Equivalents [Abstract]
Restricted Cash
13.	Restricted cash

(In thousands)	December 31, 2019	December 31, 2020
US$ denominated	2,867	8,237
RMB denominated	87	—
Total	2,954	8,237